Debt - summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	May 02, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 4,081	€ 4,876
Long-term debt	17,036	8,025
Borrowings	21,117	12,901		€ 15,597
Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 782
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,071	7,362
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,965	663
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,131	1,450
Long-term debt	7,323	4,942
Borrowings	8,454	6,392
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,073	4,942
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,250	0
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,842	2,097
Long-term debt	8,328	1,599
Borrowings	10,170	3,696
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,288	1,511
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	40	88
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	41	151
Long-term debt	0	0
Borrowings	41	151
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	355	360
Long-term debt	1,338	1,280
Borrowings	1,693	1,640
Lease liabilities | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	664	705
Lease liabilities | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	674	575
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	712	818
Long-term debt	47	204
Borrowings	759	1,022
Other debt | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	74
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	46	204
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1	€ 0